Document And Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	BIG TREE CLOUD HOLDINGS LIMITED
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	57,080,546
Amendment Flag	false
Entity Central Index Key	0001999297
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42114
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 3303
Entity Address, Address Line Two	Building 1Zhongliang Yunjing Plaza
Entity Address, Address Line Three	Heshuikou Community, Matian Street
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518106
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Contact Personnel Name	Mr. Wenquan Zhu
Entity Address, Address Line One	Room 3303
Entity Address, Address Line Two	Building 1Zhongliang Yunjing Plaza
Entity Address, Address Line Three	Heshuikou Community, Matian Street
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518106
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	755 2759-5623
Contact Personnel Email Address	zhuwenquan@bigtreeclouds.com
Warrants
Document Information Line Items
Entity Common Stock, Shares Outstanding	6,016,125
Ordinary shares, par value US$0.0001
Document Information Line Items
Trading Symbol	DSY
Title of 12(b) Security	Ordinary shares, par value US$0.0001
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Document Information Line Items
Trading Symbol	DSYWW
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ